AXP(SM)
                                                                       Global
                                                                  Growth Fund
                                                       1999 SEMIANNUAL REPORT
(icon of) compass



The goal of AXP Global Growth Fund
is long-term capital growth.



Distributed by American Express  Financial  Advisors  Inc.


AMERICAN EXPRESS Financial Advisors

It's a Big World After All
No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are fast-growing foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, Global Growth Fund offers investors the potential to prosper along with them.


CONTENTS
From the Chairman                          3
From the Portfolio Manager                 4
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

It is an honor for me to join the American Express(R) Funds as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of overnment employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.

I also want to let you know that, on June 16, 1999, there will be a regular meeting of shareholders. These meetings are held about every five years to elect directors and consider other proposals. One proposal that is expected to be approved is to change "IDS" to "AXP"in the Fund's name. We will discuss the action taken on other proposals in future reports.



Arne H. Carlson

(picture of) John O'Brien
John O' Brien
Portfolio manager

From the Portfolio Manager

A calmer global investment environment and healthy stock markets in Europe and the United States set the stage for a strong performance by AXP Global Growth Fund in the first half of the fiscal year. For the six months -- November 1998 through April 1999 -- the Fund's Class A shares generated a total return of 19.96%. (This figure compares with the 19.07% generated by the Morgan Stanley Capital International All Country World Free Index, an unmanaged group of stocks commonly used to measure the performance of major worldwide markets.)

Showing few ill effects from the global financial turmoil that had hit just a few months earlier, stocks were already on the move in most major markets when the period began last year. Supported by continued low inflation and reductions in interest rates in the U.S. and Europe, stocks in those regions recorded strong gains through January. In that month, Europe's new currency, the euro, enjoyed a smooth launch, which added to the positive investment tone in that region. After a moderate retreat in February brought on by a temporary rise in interest rates, U.S. stocks quickly got back on track and finished the period with two straight positive months.

PUTTING CASH TO WORK
To take advantage of the improving environment, I began reducing the level of cash reserves in the portfolio at the outset of the period. I put the extra funds to work in stocks, which enhanced the Fund's performance over the ensuing months.

I kept most of the portfolio invested in Europe during the period, chiefly in the United Kingdom, France, Italy, Germany and the Netherlands. That strategy stemmed from the relationship of potential corporate earnings growth to the level of stock prices in Europe, which appeared more attractive, compared with other regions. The U.S. comprised the next-largest exposure. For the most part, I avoided Japan, whose economy continued to struggle but whose stock market did show occasional signs of recovery, and the emerging markets of Southeast Asia and Latin America, which were in the earliest stage of recovery from the financial meltdown of last summer.

Looking toward the second half of the fiscal year, the investment environment continues to be largely favorable. In the U.S., the economy remains robust, while inflation and interest rates remain low. In Europe, while the economies are growing at slower rates, stock valuations continue to be relatively more attractive. Therefore, I expect to stick with an emphasis on Europe unless a change in conditions warrants a shift.


John O'Brien

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1999                                                       $8.91
Oct. 31, 1998                                                        $7.80
Increase                                                             $1.11

Distributions -- Nov. 1, 1998 - April 30, 1999
From income                                                          $0.16
From capital gains                                                   $0.26
Total distributions                                                  $0.42
Total return*                                                      +19.96%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1999                                                       $8.78
Oct. 31, 1998                                                        $7.68
Increase                                                             $1.10

Distributions -- Nov. 1, 1998 - April 30, 1999
From income                                                          $0.11
From capital gains                                                   $0.26
Total distributions                                                  $0.37
Total return*                                                      +19.50%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 1999                                                       $8.91
Oct. 31, 1998                                                        $7.81
Increase                                                             $1.10

Distributions -- Nov. 1, 1998 - April 30, 1999
From income                                                          $0.16
From capital gains                                                   $0.26
Total distributions                                                  $0.42
Total return*                                                      +20.01%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

SEMIANNUAL REPORT -- 1999The 10 Largest Holdings

                                           Percent                 Value
                                       (of net assets)    (as of April 30, 1999)
 General Electric (United Kingdom)            3.62%            $58,881,171
 UBS (Switzerland)                            3.47              56,327,954
 Mannesmann (Germany)                         3.36              54,655,230
 Total Petroleum Cl B (France)                2.87              46,615,960
 Philips Electronics (Netherlands)            2.78              45,181,372
 Vodafone (United Kingdom)                    2.77              45,003,186
 Ericsson (LM) Cl B (Sweden)                  2.64              42,836,657
 Telefonica de Espana (Spain)                 2.44              39,624,985
 Equant (Netherlands)                         2.42              39,381,588
 Orange (United Kingdom)                      2.24              36,411,903

Note: Certain foreign investment risks include changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart


                           The 10 holdings listed here
                           make up 28.61% of net assets


Financial Statements

Statement of assets and liabilities
AXP Global Growth Fund

April 30, 1999 (Unaudited)

Assets
Investment in World Growth Portfolio (Note 1)                                          $1,624,594,645
                                                                                       --------------
Liabilities
Accrued distribution fees                                                                       8,376
Accrued service fee                                                                             7,782
Accrued transfer agency fee                                                                     8,815
Accrued administrative services fee                                                             2,133
Other accrued expenses                                                                         39,410
                                                                                               ------
Total liabilities                                                                              66,516
                                                                                               ------
Net assets applicable to outstanding capital stock                                     $1,624,528,129
                                                                                       ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                               $    1,829,966
Additional paid-in capital                                                              1,219,989,632
Excess of distributions over net investment income                                         (6,433,924)
Accumulated net realized gain (loss)                                                       71,853,645
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                        337,288,810
                                                                                          -----------
Total -- representing net assets applicable to outstanding capital stock               $1,624,528,129
                                                                                       ==============
Net assets applicable to outstanding shares:             Class A                       $1,192,286,486
                                                         Class B                       $  406,197,028
                                                         Class Y                       $   26,044,615
Net asset value per share of outstanding capital stock:  Class A shares  133,794,760   $         8.91
                                                         Class B shares   46,279,362   $         8.78
                                                         Class Y shares    2,922,446   $         8.91

See accompanying notes to financial statements.


Statement of operations
AXP Global Growth Fund

Six months ended April 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $  6,606,867
Interest                                                                      2,219,777
   Less foreign taxes withheld                                                 (748,012)
                                                                               --------
Total income                                                                  8,078,632
                                                                              ---------
Expenses (Note 2):
Expenses allocated from World Growth Portfolio                                5,806,026
Distribution fee-- Class B                                                    1,320,005
Transfer agency fee                                                           1,216,741
Incremental transfer agency fee
   Class A                                                                       90,179
   Class B                                                                       58,424
Service fee
   Class A                                                                      948,109
   Class B                                                                      306,533
   Class Y                                                                       12,032
Administrative services fees and expenses                                       358,767
Compensation of board members                                                     5,559
Postage                                                                         205,997
Reports to shareholders                                                          38,578
Registration fees                                                                57,291
Audit fees                                                                        3,750
Other                                                                             6,988
                                                                                  -----
Total expenses                                                               10,434,979
   Earnings credits on cash balances (Note 2)                                   (28,137)
                                                                                -------
Total net expenses                                                           10,406,842
                                                                             ----------
Investment income (loss) -- net                                              (2,328,210)
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     72,414,949
   Foreign currency transactions                                               (537,383)
                                                                               --------
Net realized gain (loss) on investments                                      71,877,566
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       189,212,131
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       261,089,697
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $258,761,487
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Global Growth Fund
                                                                      April 30, 1999   Oct. 31, 1998
                                                                     Six months ended   Year ended
                                                                       (Unaudited)

Operations and distributions
Investment income (loss) -- net                                      $   (2,328,210) $    2,374,735
Net realized gain (loss) on investments                                  71,877,566      69,842,751
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   189,212,131     104,552,683
                                                                        -----------     -----------
Net  increase  (decrease)  in net assets  resulting  from  operations   258,761,487     176,770,169
                                                                        -----------     -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (5,494,180)     (7,470,795)
      Class B                                                                  (913)       (382,513)
      Class Y                                                              (142,169)       (218,480)
   Net realized gain
      Class A                                                           (45,913,293)    (21,935,266)
      Class B                                                           (14,747,605)     (5,756,015)
      Class Y                                                            (1,056,181)       (560,473)
                                                                         ----------        --------
Total distributions                                                     (67,354,341)    (36,323,542)
                                                                        -----------     -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                              191,462,089     632,620,737
   Class B shares                                                        74,995,721      89,227,669
   Class Y shares                                                         7,121,549      12,429,035
Reinvestment of distributions at net asset value
   Class A shares                                                        49,847,979      28,787,516
   Class B shares                                                        14,639,712       6,102,193
   Class Y shares                                                         1,198,351         778,953
Payments for redemptions
   Class A shares                                                      (153,397,109)   (701,086,667)
   Class B shares (Note 2)                                              (23,958,014)    (49,085,247)
   Class Y shares                                                        (8,047,122)    (13,337,213)
                                                                         ----------     -----------
Increase (decrease) in net assets from capital share transactions       153,863,156       6,436,976
                                                                        -----------       ---------
Total increase (decrease) in net assets                                 345,270,302     146,883,603
Net assets at beginning of period                                     1,279,257,827   1,132,374,224
                                                                      -------------   -------------
Net assets at end of period                                          $1,624,528,129  $1,279,257,827
                                                                     ==============  ==============
Undistributed (excess of distributions over) net investment income   $   (6,433,924) $    1,531,548
                                                                     --------------  --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Global Growth Fund
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Growth Portfolio
The Fund invests all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. World Growth Portfolio seeks to provide shareholders with long-term capital growth by investing primarily in equity securities of companies throughout the world.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value which is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 1999 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares, and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,829,585 for Class A and $149,227 for Class B for the six months ended April 30, 1999.

During the six months ended April 30, 1999, the Fund's transfer agency fees were reduced by $28,137 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended April 30, 1999
                                        Class A         Class B         Class Y
Sold                                  22,524,019       8,930,103        829,884
Issued for reinvested distributions    6,001,435       1,784,437        144,275
Redeemed                             (18,026,909)     (2,847,546)      (946,938)
                                     -----------      ----------       --------
Net increase (decrease)               10,498,545       7,866,994         27,221

                                                Year ended Oct. 31, 1998
                                        Class A         Class B        Class Y
Sold                                  82,074,721      11,336,548      1,555,777
Issued for reinvested distributions    4,209,318         900,694        113,898
Redeemed                             (91,946,736)     (6,545,440)    (1,755,402)
                                     -----------      ----------     ----------
Net increase (decrease)               (5,662,697)      5,691,802        (85,727)

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Expressfunds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 1999.

5.FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                                    Class A

                                                  1999b     1998      1997       1996       1995

Net asset value, beginning of period             $7.80     $6.90     $7.12      $6.37      $6.96

Income from investment operations:
Net investment income (loss)                       .01       .02       .03        .08        .10

Net gains (losses) (both realized and unrealized) 1.52      1.12       .39        .83       (.59)

Total from investment operations                  1.53      1.14       .42        .91       (.49)

Less distributions:

Dividends from net investment income              (.05)     (.06)     (.22)      (.13)      (.05)

Distributions from realized gains                 (.37)     (.18)     (.42)      (.03)      (.05)

Total distributions                               (.42)     (.24)     (.64)      (.16)      (.10)

Net asset value, end of period                   $8.91     $7.80     $6.90      $7.12      $6.37

Ratios/supplemental data
Net assets, end of period (in millions)         $1,192      $962      $889       $908       $659

Ratio of expenses to average daily net assetsc   1.24%d    1.22%     1.27%      1.37%      1.39%

Ratio of net investment income (loss)
to average daily net assets                     (.14%)d     .35%      .60%      1.45%      1.59%

Portfolio turnover rate
(excluding short-term securities)                  38%       80%      199%       134%        90%

Total returne                                   19.96%    17.00%     6.22%     14.51%     (6.99%)

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months  ended April 30,  1999  (Unaudited).
c Effective  fiscal year 1996, expense  ratio is  based on total  expenses  of the Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.



Fiscal period ended Oct. 31,
Per share income and capital changesa

                                             Class B                                Class Y

                                     1999b  1998   1997    1996   1995c       1999b  1998  1997   1996  1995c
Net asset value,
beginning of period                 $7.68  $6.79  $7.05   $6.34  $5.82       $7.81  $6.91 $7.13  $6.38$ 5.82

Income from investment operations:

Net investment
income (loss)                        (.08)    --     --     .05    .02         .02    .02   .03    .09   .06

Net gains (losses)
(both realized and unrealized)       1.55   1.08    .35     .81    .50        1.50   1.13   .40    .83   .50

Total from investment
operations                           1.47   1.08    .35     .86    .52        1.52   1.15   .43    .92   .56

Less distributions:

Dividends from net
investment income                      --   (.01)  (.19)   (.12)    --        (.05)  (.07) (.23)  (.14)   --

Distributions from
realized gains                       (.37)  (.18)  (.42)   (.03)    --        (.37)  (.18) (.42)  (.03)   --

Total distributions                  (.37)  (.19)  (.61)   (.15)    --        (.42)  (.25) (.65)  (.17)   --

Net asset value,
end of period                       $8.78  $7.68  $6.79   $7.05  $6.34        $8.9  $7.81 $6.91  $7.13 $6.38

Ratios/supplemental data
Net assets, end of
period (in millions)                 $406   $295   $222    $146    $21         $26    $23   $21    $19   $24

Ratio of expenses to
average daily net assetsd           2.01%e 1.99%  2.03%   2.14%  2.16%e      1.15%e 1.15% 1.15%  1.19% 1.20%e

Ratio of net investment
income (loss) to average
daily net assets                   (.89%)e (.40%) (.18%)  1.05%   .85%e      (.07%)e .41%  .72%  1.60% 2.37%e

Portfolio turnover
rate (excluding
short-term securities)                38%    80%   199%    134%    90%         38%    80%  199%   134%   90%

Total returnf                      19.50%  16.13%  5.40% 13.64%  9.04%      20.01% 17.10% 6.34% 14.71% 9.66%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended April 30, 1999 (Unaudited).
c Inception date was March 20, 1995.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before  reduction of earnings  credits on cash  balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
World Growth Portfolio

April 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,464,745,530)                                                  $1,802,275,486
Cash in bank on demand deposit                                                            2,263,140
Dividends and accrued interest receivable                                                 3,023,298
Receivable for investment securities sold                                                59,591,744
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)        224,928
U.S. government securities held as collateral (Note 5)                                   10,399,988
                                                                                         ----------
Total assets                                                                          1,877,778,584
                                                                                      -------------
Liabilities
Payable for investment securities purchased                                               1,996,086
Payable upon return of securities loaned (Note 5)                                       250,150,738
Accrued investment management services fee                                                   33,087
Other accrued expenses                                                                      120,711
                                                                                            -------
Total liabilities                                                                       252,300,622
                                                                                        -----------
Net assets                                                                           $1,625,477,962
                                                                                     ==============

See accompanying notes to financial statements.


Statement of operations
World Growth Portfolio

Six months ended April 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $  6,610,540
Interest                                                                      2,213,198
   Less foreign taxes withheld                                                 (748,427)
                                                                               --------
Total income                                                                  8,075,311
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            5,451,466
Compensation of board members                                                     6,686
Custodian fees                                                                  320,725
Audit fees                                                                       11,250
Other                                                                            21,504
                                                                                 ------
Total expenses                                                                5,811,631
   Earnings credits on cash balances (Note 2)                                    (2,339)
                                                                                 ------
Total net expenses                                                            5,809,292
                                                                              ---------
Investment income (loss) -- net                                               2,266,019
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            72,456,796
   Foreign currency transactions                                               (537,612)
                                                                               --------
Net realized gain (loss) on investments                                      71,919,184
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       189,318,664
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       261,237,848
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $263,503,867
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
World Growth Portfolio

                                                                       April 30, 1999   Oct. 31, 1998
                                                                      Six months ended   Year ended
                                                                         (Unaudited)

Operations
Investment income (loss)-- net                                        $    2,266,019  $    9,469,973
Net realized gain (loss) on investments                                   71,919,184      69,879,530
Net change in unrealized appreciation (depreciation ) on investments
   and on translation of assets and liabilities in foreign currencies    189,318,664     104,617,372
                                                                         -----------     -----------
Net increase (decrease) in net assets resulting from operations          263,503,867     183,966,875
Net contributions (withdrawals) from partners                             81,929,457     (37,038,141)
                                                                          ----------     -----------
Total increase (decrease) in net assets                                  345,433,324     146,928,734
Net assets at beginning of period                                      1,280,044,638   1,133,115,904
                                                                       -------------   -------------
Net assets at end of period                                           $1,625,477,962  $1,280,044,638
                                                                      ==============  ==============

See accompanying notes to financial statements.

Notes to Financial Statements

World Growth Portfolio
(Unaudited as to April 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Growth Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income, including level-yield amortization of premium and discount, is accrued daily. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 1999, the Portfolio's custodian fees were reduced by $2,339 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $600,193,489 and $536,342,938, respectively, for the six months ended April 30, 1999. For the same period, the portfolio turnover rate was 38%. Realized gains and losses are determined on an identified cost basis.

4. FOREIGN CURRENCY CONTRACTS
As of April 30, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver  currencies  at specified  future dates.  The  unrealized
appreciation   and/or  depreciation  on  these  contracts  is  included  in  the accompanying  financial  statements.  See  "Summary  of  significant  accounting policies." The terms of the open contracts are as follows:

Exchange date            Currency to        Currency to      Unrealized      Unrealized
                        be delivered        be received      appreciation   depreciation

May 3, 1999               1,993,928         18,433,864        $  1,079            $--
                         U.S. Dollar        Mexican Peso

May 3, 1999               1,426,841          1,518,231          10,630             --
                   European Monetary Unit   U.S. Dollar

May 7, 1999              438,852,431         3,683,502           7,867             --
                        Japanese Yen        U.S. Dollar

May 9, 1999             5,790,367,801       48,682,280         184,707             --
                        Japanese Yen        U.S. Dollar

May 28, 1999              2,319,713         2,471,654           20,645             --
                   European Monetary Unit   U.S. Dollar

Total                                                         $224,928            $--


5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 1999, securities valued at $240,382,468 were on loan to brokers.
For collateral, the Portfolio received $239,750,750 in cash and U.S. government securities valued at $10,399,988. Income from securities lending amounted to $309,508 for the six months ended April 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments  in  Securities

World Growth Portfolio
April 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.9%)
Issuer                                                      Shares            Value(a)

Argentina (0.8%)

Multi-industry conglomerates (0.4%)
Perez Companc ADR                                           550,000(c)       $6,844,806

Utilities -- telephone (0.4%)
Telefonica de Argentina ADR                                  170,000          6,353,750

Australia (1.6%)

Insurance (0.8%)
AMP                                                        1,096,000         12,801,170

Transportation (0.8%)
Brambles Inds                                                465,000         13,664,025

Canada (2.0%)

Communications equipment & services (0.8%)
Nortel Networks                                              200,000(b,c)    13,637,500

Multi-industry conglomerates (0.5%)
Bombardier Cl B                                              570,100(c)       8,841,793

Utilities -- telephone (0.7%)
BCE                                                          231,800         10,590,363

France (9.4%)

Banks and savings & loans (2.2%)
Banque Natl de Paris                                         429,496(c)      35,601,052

Electronics (5.8%)
Elf Aquitaine                                                105,000         16,308,621
SGS-Thomson Microelectronics                                 304,000         31,670,962
Total Petroleum Cl B                                         340,423(b)      46,615,960
Total                                                                        94,595,543

Food (1.1%)
Sodexho Alliance                                             112,548(b)      18,468,001

Utilities -- electric (0.3%)
Suez Lyonnaise des Eaux                                       27,231          4,632,336

Germany (4.9%)

Automotive & related (1.5%)
Volkswagen                                                   337,648         23,938,534

Industrial equipment & services (3.4%)
Mannesmann                                                   415,148         54,655,230

Italy (6.2%)

Banks and savings & loans (5.9%)
Banca Intesa                                               6,003,766(c)      31,971,855
Instituto Bancario San Paolo di Torino                     1,891,494(c)      28,379,409
Unicredito Italiano                                        6,854,148(c)      34,762,182
Total                                                                        95,113,446

Utilities -- telephone (0.3%)
Telecom Italia                                               482,653          5,135,428

Japan (0.1%)

Electronics
Fujikura                                                     281,000(c)       1,463,898

Mexico (1.2%)

Banks and savings & loans (0.1%)
Grupo Financiero Banamex Accival                             752,950(b)       1,919,044

Multi-industry conglomerate (0.5%)
Grupo Financiero Banorte Cl B                              6,000,000(b)       7,779,222

Paper & packaging (0.6%)
Kimberly-Clark de Mexico                                   2,400,000          9,350,650

Netherlands (5.2%)

Industrial equipment & services (2.8%)
Philips Electronics                                          524,676         45,181,372

Utilities -- telephone (2.4%)
Equant                                                                          433,900
39,381,588

Singapore (0.6%)

Financial services
DBS Land                                                   5,296,000          9,803,426

Spain (3.4%)

Building materials & construction (1.0%)
Fomento de Construcciones y Contractas                       273,596         16,708,918

Utilities -- telephone (2.4%)
Telefonica de Espana                                         845,600         39,624,985

Sweden (3.3%)

Banks and savings & loans (0.7%)
Nordbanken Holding                                         1,785,832(c)      11,216,989

Communications equipment & services (2.6%)
Ericsson (LM) Cl B                                         1,631,854         42,836,657

Switzerland (3.5%)

Banks and savings & loans
UBS                                                          165,863(c)      56,327,954

United Kingdom (15.0%)

Media (0.8%)
British Sky Broadcasting Group                             1,550,309         13,705,352

Multi-industry conglomerates (5.2%)
General Electric                                           5,579,197         58,881,171
Williams                                                   3,696,116         25,197,532
Total                                                                        84,078,703

Retail (1.6%)
Great Universal Stores                                     2,350,454         26,791,415

Transportation (0.4%)
Stagecoach Holdings                                        2,054,688          7,123,603

Utilities -- telephone (7.0%)
Cable & Wireless Communications                            2,856,859(c)      32,609,331
Orange                                                                        2,684,808
36,411,903
Vodafone                                                   2,458,089         45,003,186
Total                                                                       114,024,420

United States (34.4%)

Banks and savings & loans (1.5%)
Bank of America                                              343,720         24,683,393

Chemicals (2.8%)
Du Pont (EI) de Nemours                                      398,700         28,158,188
Monsanto                                                     396,740         17,952,485
Total                                                                        46,110,673

Communications equipment & services (1.0%)
Lucent Technologies                                          280,200         16,847,025

Computers & office equipment (7.4%)
America Online                                               167,000         23,839,250
Cisco Systems                                                282,100(b)      32,177,030
Electronic Data Systems                                      343,000(c)      18,436,250
Hewlett-Packard                                              293,900         23,181,363
Intl Business Machines                                       109,000         22,801,438
Total                                                                       120,435,331

Electronics (1.5%)
Intel                                                        386,600         23,655,088

Energy (2.0%)
Texaco                                                       530,900         33,313,975

Financial services (3.4%)
Citigroup                                                    424,100         31,913,525
Fannie Mae                                                   338,090         23,983,259
Total                                                                        55,896,784

Health care (2.7%)
Boston Scientific                                            573,100(b)      24,392,569
Pfizer                                                       168,000         19,330,500
Total                                                                        43,723,069

Household products (0.9%)
Colgate-Palmolive                                            145,000         14,853,438

Insurance (1.3%)
American Intl Group                                          182,100         21,385,369

Leisure time & entertainment (0.7%)
Disney (Walt)                                                351,000         11,144,250

Multi-industry conglomerates (1.3%)
General Electric                                             196,600        20,741,300

Retail (3.8%)
Rite Aid                                                     460,000         10,723,750
Safeway                                                      272,000(b)      14,671,000
Wal-Mart Stores                                              543,800         25,014,800
Walgreen                                                     430,000         11,556,250
Total                                                                        61,965,800

Utilities -- telephone (4.1%)
MCI WorldCom                                                 211,600(b)      17,390,875
AT&T                                                         347,100         17,528,550
Frontier                                                     308,300         17,014,306
SBC Communications                                           269,400         15,086,400
Total                                                                        67,020,131


Total common stocks
(Cost: $1,162,691,566)                                                   $1,493,966,799

Other (0.5%)
Issuer                                                      Shares            Value(a)

Italy
Banca Intesa
   Warrants                                                6,003,766         $6,850,897

Spain
Telefonica
   Rights                                                    845,600            786,239

Total other
(Cost: $1,321,579)                                                           $7,637,136


See accompanying notes to investments in securities.


Short-term securities (18.5%)
Issuer                                     Annualized       Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (15.7%)
Federal Home Loan Bank Disc Nts
   05-21-99                                    4.77%      $4,700,000         $4,687,623
   05-26-99                                    4.70       16,400,000         16,346,586
Federal Home Loan Mtge Corp Disc Nts
   05-04-99                                    4.76        8,600,000          8,596,603
   05-14-99                                    4.69        4,600,000          4,592,226
   05-17-99                                    4.80        7,500,000          7,482,050
   05-18-99                                    4.79       13,400,000         13,366,096
   05-20-99                                    4.76       17,700,000         17,655,767
   05-25-99                                    4.74        9,100,000          9,071,365
   06-07-99                                    4.78       13,400,000         13,327,815
   06-11-99                                    4.74       34,700,000         34,513,863
   06-15-99                                    4.77       22,300,000         22,156,026
   06-16-99                                    4.75       43,500,000         43,213,196
   06-18-99                                    4.75       16,300,000         16,188,192
   06-21-99                                    4.72        9,400,000          9,335,349
Federal Natl Mtge Assn Disc Nts
   05-18-99                                    4.70       13,800,000         13,769,437
   05-18-99                                    4.77       19,400,000         19,356,485
Total                                                                       253,658,679

Commercial paper (2.9%)
Ameritech Capital Funding
   05-11-99                                    4.84       10,300,000(d)      10,286,209
BMW US Capital
   05-05-99                                    4.86        4,400,000          4,397,639
Delaware Funding
   06-17-99                                    4.83        3,700,000(d)       3,676,813
Fleet Funding
   06-11-99                                    4.85        6,900,000(d)       6,862,123
Goldman Sachs Group
   05-20-99                                    4.84        1,800,000          1,795,421
Natl Australia Funding (Delaware)
   05-03-99                                    4.82       20,000,000         19,994,667
Total                                                                        47,012,872

Total short-term securities
(Cost: $300,732,385)                                                       $300,671,551

Total investments in securities
(Cost: $1,464,745,530)(e)                                                $1,802,275,486


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 1999, the cost of securities for federal income tax purposes was approximately $1,464,746,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $362,548,000
Unrealized depreciation                                            (25,019,000)
                                                                   -----------
Net unrealized appreciation                                       $337,529,000

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